OTHER LIABILITIES (Tables)	12 Months Ended
Jun. 30, 2014
OTHER LIABILITIES [Abstract]
Other Liabilities
	2014	2013
Venture agreement net terminal obligation	$290	$284
Employee benefit obligations	289	270
Taxes	76	74
Other	113	114
Total	$768	$742